Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income balances, net of tax [Abstract]
Net unrealized holding gain (loss) on securities available for sale	$ 3,755	$ (1,018)	$ (5,607)	$ (1,800)
Net change in funded status of pension and postretirement benefit plans	(2,197)	(1,475)	1,488	518
Accumulated other comprehensive income (loss)	1,558	(2,493)	(4,119)	(1,282)
Net unrealized holding gain (loss) on securities available for sale, YTD/QTD change	4,773	4,589	(3,807)
Net change in funded status of pension and postretirement benefit plans, YTD/QTD change	(722)	(2,963)	970
Other comprehensive income (loss) YTD/QTD change	$ 4,051	$ 1,626	$ (2,837)